Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same amounts shown in the condensed consolidated statements of cash flows:

	December 31, 2018	September 30, 2019
	(in thousands)
Cash and cash equivalents	$39,643	$39,452
Restricted cash	450	450

Total cash, cash equivalents, and restricted cash	$40,093	$39,902

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows:

	December 31,
	2017	2018
	(in thousands)
Cash and cash equivalents	$51,923	$39,643
Restricted cash	—	450

Total cash, cash equivalents, and restricted cash	$51,923	$40,093